Shareholder Report, Holdings (Details) - C000012470	Jun. 30, 2024
SK Hynix, Inc.None_6450267
Holdings [Line Items]
Percent of Total Investments	2.24%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	1.81%
United Therapeutics Corp.None_91307C102
Holdings [Line Items]
Percent of Total Investments	1.75%
Allison Transmission Holdings, Inc.None_01973R101
Holdings [Line Items]
Percent of Total Investments	1.71%
Williams Cos., Inc.None_969457100
Holdings [Line Items]
Percent of Total Investments	1.69%
Crocs, Inc.None_227046109
Holdings [Line Items]
Percent of Total Investments	1.67%
Muenchener Rueckversicherungs-Gesellschaft AG in MuenchenNoneR_5294121
Holdings [Line Items]
Percent of Total Investments	1.62%
General Dynamics Corp.None_369550108
Holdings [Line Items]
Percent of Total Investments	1.57%
Linde PLCNone_G54950103
Holdings [Line Items]
Percent of Total Investments	1.52%
Smurfit Kappa Group PLCNone_B1RR828
Holdings [Line Items]
Percent of Total Investments	1.50%
United States
Holdings [Line Items]
Percent of Total Investments	40.40%
South Korea
Holdings [Line Items]
Percent of Total Investments	8.00%
Japan
Holdings [Line Items]
Percent of Total Investments	7.80%
France
Holdings [Line Items]
Percent of Total Investments	6.70%
Canada
Holdings [Line Items]
Percent of Total Investments	6.60%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Germany
Holdings [Line Items]
Percent of Total Investments	5.80%
Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Norway
Holdings [Line Items]
Percent of Total Investments	3.50%
Ireland
Holdings [Line Items]
Percent of Total Investments	2.90%
Sweden
Holdings [Line Items]
Percent of Total Investments	2.00%
Italy
Holdings [Line Items]
Percent of Total Investments	1.50%
Puerto Rico
Holdings [Line Items]
Percent of Total Investments	1.50%
Netherlands
Holdings [Line Items]
Percent of Total Investments	1.20%
Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
Chile
Holdings [Line Items]
Percent of Total Investments	0.70%
Colombia
Holdings [Line Items]
Percent of Total Investments	0.20%
Russia
Holdings [Line Items]
Percent of Total Investments	0.00%
Financials
Holdings [Line Items]
Percent of Total Investments	24.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.60%
Industrials
Holdings [Line Items]
Percent of Total Investments	12.50%
Health Care
Holdings [Line Items]
Percent of Total Investments	10.90%
Materials
Holdings [Line Items]
Percent of Total Investments	9.20%
Information Technology
Holdings [Line Items]
Percent of Total Investments	8.70%
Energy
Holdings [Line Items]
Percent of Total Investments	6.40%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
Communication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%